SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is March 30, 2017.

MFS® Variable Insurance Trust II:

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO	MFS® HIGH YIELD PORTFOLIO
MFS® CORE EQUITY PORTFOLIO	MFS® INTERNATIONAL GROWTH PORTFOLIO
MFS® CORPORATE BOND PORTFOLIO	MFS® INTERNATIONAL VALUE PORTFOLIO
MFS® EMERGING MARKETS EQUITY PORTFOLIO	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO
MFS® GLOBAL GOVERNMENTS PORTFOLIO	MFS® RESEARCH INTERNATIONAL PORTFOLIO
MFS® GLOBAL GROWTH PORTFOLIO	MFS® STRATEGIC INCOME PORTFOLIO
MFS® GLOBAL RESEARCH PORTFOLIO	MFS® TECHNOLOGY PORTFOLIO
MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO	MFS® U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MFS® GOVERNMENT SECURITIES PORTFOLIO	(formerly MFS® MONEY MARKET PORTFOLIO)

Effective immediately, the section entitled "Appendix D - Portfolio Manager(s)" is hereby restated, with respect to MFS Strategic Income Portfolio only, as follows:
APPENDIX D - PORTFOLIO MANAGER(S)
Compensation
Portfolio manager compensation is reviewed annually. As of December 31, 2016, portfolio manager total cash compensation is a combination of base salary and performance bonus:
Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.
Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.
The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.
The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices ("benchmarks"). As of December 31, 2016, the following benchmarks were used to measure the following portfolio managers' performance for the following Fund:

Fund	Portfolio Manager	Benchmark(s)
MFS Strategic Income Portfolio	Joshua Marston	Bloomberg Barclays U.S. Aggregate Bond Index
	William Adams	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	Philipp Burgener[1]	Bloomberg Barclays U.S. Aggregate Bond Index
	David Cole	Bloomberg Barclays U.S. High-Yield Corporate Bond 2% Issuer Capped Index
	Alexander Mackey[1]	Bloomberg Barclays U.S. Aggregate Bond Index
	Robert Persons	Bloomberg Barclays U.S. Aggregate Bond Index
	Matt Ryan	JPMorgan Emerging Markets Bond Index Global
1 Information is as of February 1, 2017.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is given to portfolio performance over one, three, and five years with emphasis placed on the longer periods.  For portfolio managers who have served for more than five years, additional longer-term performance periods are also considered.  For portfolio managers who have served for less than five years, performance periods are adjusted as appropriate.
The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.
Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

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Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.
Ownership of Fund Shares
Because the Fund serves as an underlying investment vehicle for Contracts, the portfolio managers are not eligible to invest directly in the Fund.  Therefore, no portfolio manager owned shares of the Fund as of February 28, 2017.
Other Accounts
In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the fiscal year ended December 31, 2015:

	Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Strategic Income Portfolio		Joshua Marston	Registered Investment Companies[1]	10	$19.7 billion
			Other Pooled Investment Vehicles	7	$1.2 billion
			Other Accounts	12	$381.6 million
		William Adams	Registered Investment Companies[1]	13	$8.3 billion
			Other Pooled Investment Vehicles	5	$1.0 billion
			Other Accounts	1	$109.7 million
		Ward Brown	Registered Investment Companies[1]	10	$9.1 billion
			Other Pooled Investment Vehicles	5	$3.7 billion
			Other Accounts	5	$1.5 billion
		Philipp Burgener[2] (Became a Portfolio Manager of the Fund on February 1, 2017)	Registered Investment Companies[1]	4	$2.5 billion
			Other Pooled Investment Vehicles	1	$777.3 million
			Other Accounts	0	Not Applicable
		David Cole	Registered Investment Companies[1]	12	$8.2 billion
			Other Pooled Investment Vehicles	2	$864.8 million
			Other Accounts	1	$109.7 million
		Alexander Mackey[2] (Became a Portfolio Manager of the Fund on February 1, 2017)	Registered Investment Companies[1]	7	$3.8 billion
			Other Pooled Investment Vehicles	2	$792.1 million
			Other Accounts	0	Not Applicable
		Robert Persons	Registered Investment Companies[1]	13	$15.4 billion
			Other Pooled Investment Vehicles	6	$3.7 billion
			Other Accounts	3	$281.0 million
		Matt Ryan	Registered Investment Companies[1]	12	$9.7 billion
			Other Pooled Investment Vehicles	6	$4.4 billion
			Other Accounts	5	$1.5 billion

[1]	Includes the Fund.
[2]	Account information is as of February 28, 2017. Advisory fees are not based upon performance of any of the accounts identified in the table above.

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Potential Conflicts of Interest
MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.
The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances there are securities which are suitable for the Fund's portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund's trade allocation policies may give rise to conflicts of interest if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.
When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.
MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

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